Annual Total Returns- Thrivent Small Cap Stock Fund (Class A) [BarChart] - Class A - Thrivent Small Cap Stock Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.76%)	8.87%	35.42%	4.24%	(3.10%)	25.21%	20.88%	(10.58%)	27.38%	22.46%